5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable To Significant Stockholders Tables
Schedule of notes payable
Issue Date	Principal December 31, 2010	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal December 31, 2011		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000	) *		---		---	12%	$1.9930
Dec-10	500,000		---		(500,000	) *		---		---	10%	$1.9930
Feb-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
May-11	---		250,000		(250,000	) *		---		---	10%	$1.9930
Jun-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000